The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia AMT-Free Tax-Exempt Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 30, 2012 (Accession No. 0001193125-12-028579), which is incorporated herein by reference.